Long-Term Debt and Notes Payable - Schedule of Debt Instruments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Debt Instruments [Line Items]
Total carrying amount	$ 10,333,490	$ 4,538,177
Less: unamortized financing cost	(1,329,704)	(659,354)
Less: current portion including unamortized financing cost	(2,703,338)	(1,617,337)	$ (5,524,160)
Long-term debt, net of current portion	6,300,448	2,261,486	$ 34,177,749
Related Party [Member] | Convertible Debt [Member]
Schedule of Debt Instruments [Line Items]
Total carrying amount	1,250,000	1,250,000
Related Party [Member] | Private Notes Payable [Member]
Schedule of Debt Instruments [Line Items]
Total carrying amount	3,746,454	200,000
Portion at Other than Fair Value Measurement [Member] | Nonrelated Party [Member] | Convertible Debt [Member]
Schedule of Debt Instruments [Line Items]
Total carrying amount	3,000,000	1,065,000
Merchant Cash Advances [Member]
Schedule of Debt Instruments [Line Items]
Total carrying amount	$ 2,337,036	$ 2,023,177